Commitments, contingencies and operating risks	12 Months Ended
Dec. 31, 2018
Commitments, contingencies and operating risks
Commitments, contingencies and operating risks

28.Commitments, contingencies and operating risks

Operating environment

Russia’s economy has been facing significant challenges for the past few years due to the combined effect of the ongoing crisis in Eastern Ukraine, the deterioration of Russia's relationships with many Western countries, the economic and financial sanctions imposed in connection with these events on certain Russian companies and individuals, as well as against entire sectors of Russian economy, by the U.S., EU, Canada and other countries, a steep decline in oil prices, a record weakening of the Russian ruble against the U.S. dollar, a lack of access to financing for Russian issuers, capital flight and a general climate of political and economic uncertainty, among other factors. The Russian economy contracted both in 2015 and in 2016, although it returned to modest growth in 2017 and 2018. During 2014-2016, the population’s purchasing power has decreased due to weakening of the ruble, basic necessities such as food products and utilities became more expensive. Against backdrop in inflation, household consumption decreased in 2015 versus 2014, although it subsequently rebound somewhat in absolute terms.  Nevertheless, consumer spending generally remains cautious and consumer confidence is far from its peaks. A further decline in real disposable income and consumer purchasing power is expected in connection with the recent increase of VAT in Russia effective as of the beginning of 2019. A prolonged economic slowdown in Russia could have a significant negative effect on consumer spending in Russia and, accordingly, on the Group’s business. As a result of the challenging operating environment in Russia, the Group has experienced slower payment volume growth. Further adverse changes in economic conditions in Russia could adversely impact the Group’s future revenues and profits and cause a material adverse effect on its business, financial condition and results of operations.

Some of Group’s agents, merchants or Tochka’s SME clients, although mostly not incorporated in Crimea, may have operations there. Further, before the introduction of the corresponding sanctions the Group has had direct contacts with several Crimea banks that are registered as financial legal entities in Crimea, currently such banks may continue to operate as the Group’ agents or merchants. On December 19, 2014, U.S. President Obama signed an executive order imposing comprehensive sanctions on the Crimea region. The EU has similarly introduced a broad set of sanctions through the Council Regulation (EU) 692/2014 as amended by Regulation (EU) 1351/2014. To date, management does not believe that any of the current sanctions as in force limit the Group’ ability to work with entities that may have operations in Crimea or operate in Crimea. Nevertheless, if the the Group is deemed to be in violation of any sanctions currently in place or if any new or expanded sanctions are imposed on Russian businesses operating in Crimea by the U.S., EU, or other countries, the Group’s business and results of operations may be materially adversely affected.

In the ordinary course of the Group’s business, it may accept payments from consumers to or otherwise indirectly interact with certain entities that are the targets of U.S. sanctions. The Group operates primarily within the Russian financial system and, accordingly, many of its customers have accounts at banks in Russia. The U.S., EU and other countries have adopted a package of economic restrictive measures imposing certain sanctions on the operations of various Russian banks, including VTB Bank and Gazprombank. Some of the Group’s subsidiaries hold bank accounts at the aforementioned banks as well as have overdrafts and bank guarantees with VTB Bank. A number of Russian banks, including Bank Rossiya, SMP Bank, Investcapitalbank and Sobinbank have been designated by OFAC and are subject to U.S. economic sanctions. In addition, Tempbank was designated due to its dealings with the Syrian government. U.S. sanctions may be extended to any person that U.S. authorities determine has materially assisted, or provided financial, material, or technological support for, or goods or services to or in support of, any sanctioned individuals or entities. For example, the Group may be associated with U.S.- designated banks due to accepting payments for them from consumers in the ordinary course of business, even though the Group may not have any direct contract relationships with them. There can be no assurance that the U.S. Government would not view such activities as meeting the criteria for U.S. economic sanctions.

In addition, because of the nature of the Group’s business, management does not generally identify the Group’s customers where there is no express requirement to do so under Russian anti-money laundering legislation. Therefore, management is not always able to screen them against the Specially Designated Nationals and Blocked Persons List published by OFAC and other sanctions lists.

While management believes that the Group’s indirect interaction with sanctioned Russian banks and potential interaction with designated individuals, as well as other interactions the Group may potentially have with entities and persons that may be subject to U.S. or EU economic and financial sanctions does not contravene any law, the Group’s business and reputation could be adversely affected if the U.S. government were to designate the Group as a blocked party and extend such sanctions to it. The executive orders authorizing the U.S. sanctions provide that persons may be designated if, inter alia, they materially assist, or provide financial, material, or technological support for goods or services to or in support of, blocked or designated parties. EU financial sanctions prohibit the direct and indirect making available of funds or economic resources to or for the benefit of sanctioned parties. Investors may also be adversely affected if the Group is so designated, resulting in their investment in the Group’s securities being prohibited or restricted. Furthermore, under those circumstances, some U.S. or EU investors may decide for legal or reputational reasons to divest their holdings in the Group or not to purchase its securities in the first place. Management is aware of initiatives by U.S. governmental entities and U.S. institutional investors, such as pension funds, to adopt or consider adopting laws, regulations, or policies prohibiting transactions with or investment in, or requiring divestment from, entities doing business with certain countries. There can be no assurance that the foregoing will not occur or that such occurrence will not have a material adverse effect on the Group’s share price. Even if the Group is not subjected to U.S. or other economic sanctions, its participation in the Russian financial system and indirect interaction with sanctioned banks and potential interaction with designated individuals may adversely impact the Group’s reputation among investors. There is also a risk that other entities with which the Group does engage in business, or individuals or entities associated with them, are, or at any time in the future may become, subject to sanctions.

The Group contracts with some of international merchants in U.S. dollars and other currencies such as Euros. Recently it started to encounter difficulties in conducting such transactions, even with respect to largest and most well-known international merchants, due to the refusal of an increasing number of the Group’s U.S. relationship banks and the correspondent U.S. banks of the Group’s non-U.S. relationship banks to service U.S. dollar payments. A direct or correspondent relationship with a U.S. bank is necessary in order for any non-U.S. company to transact in U.S. dollars. Reasons the Group has been given to explain these changes in approach by the banks mainly referred to changes in internal know-your-customer procedures, limits on certain types of merchants and certain jurisdictions, and other internal policies, which the management believes might be a result of the increasing negative sentiment towards Russia on part of U.S. banks, among other factors, even with respect to transactions and relationships that do not present any potential violation of any applicable sanctions. Even though the Group still maintains a number of U.S. dollar accounts with various financial institutions, at the same time the Group is already conducting a portion of U.S. dollar transactions with international merchants in other currencies, bearing additional currency conversion costs. No assurance can be given that such institutions or their respective correspondent banks in the U.S. will not similarly refuse to process the Group’s transactions for similar reasons or otherwise, thereby further increasing the currency conversion costs that the Group has to bear or that international merchants will agree to accept payments in any currency, but the U.S. dollar in the future. If the Group is not able to conduct transactions in U.S. dollars, it may bear significant currency conversion costs or lose some merchants who will not be willing to conduct transactions in currencies other than the U.S. dollars, and the Group’s business, financial condition and results of operations may be materially adversely affected. Management can give no assurance that similar issues would not arise with respect to the Group’s transactions in other currencies, such as the Euro, which could have similarly adverse consequences.

In recent years, the CBR has considerably increased the intensity of its supervision and regulation of the Russian banking sector. Historically, the revocation of banking licenses by the CBR has been a relatively rare event mostly occurring to local banks with little assets and little or no significance for the banking sector as a whole. Starting October 2013, however, the CBR has launched a campaign aimed at cleansing the Russian banking industry, revoking the licenses from an unusually high number of banks (including significant banks such as Ugra, Master-Bank, Investbank, ProBusinessBank, Svyaznoy Bank, Vneshprombank, Tatfondbank and others) on allegations of money laundering, financial statements manipulation and other illegal activities, as well as inability of certain banks to discharge their financial obligations, which resulted in turmoil in the industry, instigated bank runs on a number of Russian credit institutions, and severely undermined the trust that the Russian population had with private banks. In addition, in the course of 2017 three of Russia's largest private banks, Otkritie Bank, Binbank and Promsvyazbank, were all bailed out and taken over by the CBR through the newly established Banking Industry Consolidation Fund, since all of them were allegedly unable to perform their obligations as they fell due for various reasons. License revocations have continued throughout 2018 and early 2019, again with some major players impacted. The private banking sector in Russia, always relatively minor compared to state players like Sberbank and VTB to begin with, has contracted severely as a result. This can be expected to result in reduced competition in the banking sector (while at the same time putting alternative payment solution providers such as itself in the position of having to predominantly compete with the government itself), increased inflation and a general deterioration of the quality of the Russian banking industry. It could be expected that the difficulties currently faced by the Russian economy could result in further collapses of Russian banks. With few exceptions (notably the state-owned banks), the Russian banking system suffers from weak depositor confidence, high concentration of exposure to certain borrowers and their affiliates, poor credit quality of borrowers and related party transactions. Current economic circumstances in Russia are putting stress on the Russian banking system. Combined with heightened interest rates – with the key interest rate of the CBR currently at 7.75% per annum (but rising as high as 17% over the course of 2014-2015) – these circumstances decrease the affordability of consumer credit, putting further pressure on overall consumer purchasing power. In addition, these factors could further tighten liquidity on the Russian market and add pressure onto the ruble.

The Group provides payment processing services to a number of merchants in the betting industry. Processing payments to such merchants represents a relatively significant portion of the Group’s revenues. Processing such payments generally carries higher margins than processing payments to merchants. Moreover, the repayment of winnings by such merchants to customers also serves as an important and economically beneficial Qiwi Wallet reload channel and new customer acquisition tool, contributing to the sustainability and attractiveness of the Group’s ecosystem. The Group’s operating results will continue to depend on merchants in the betting industry and their use of the Group’s services for the foreseeable future. The betting industry is subject to extensive and actively developing regulation in Russia, as well as increasing government scrutiny. Under amendments to the Russian betting laws introduced in 2014 (see “Regulation”), in order to engage in the betting industry, a bookmaker has to become a member of a self-regulated organization of bookmakers and abide by its rules, and any and all interactive bets may be only accepted through an Interactive Bets Accounting Center (TSUPIS) set up by a credit organization together with a self-regulated association of bookmakers. In 2016 QIWI Bank established a TSUPIS together with one of the self -regulated associations of bookmakers in order to be able to accept such payments. If any merchants engaged in the betting industry are not able or willing to comply with the Russian betting legislation or if they decide to cease their operations in Russia for regulatory reasons or otherwise or shift to another payment processor (TSUPIS), the Group would have to discontinue servicing them and would lose associated volumes and income. Moreover, if the Group is found to be in non-compliance with any of the requirements of the applicable legislation, it could not only become subject to fines and other sanctions, but could also have to discontinue to process transactions that are deemed to be in breach of the applicable rules and as a result lose associated revenue streams. Effective January 1, 2018, relevant legislation has been supplemented with the concept of government blacklisting of betting merchants that have been found to be in violation or allegedly are not in compliance with applicable Russian laws, and the requirement for credit institutions to block any payments to such blacklisted merchants. The Group has already experienced a number of instances where certain providers have been blacklisted and management observes that this trend is gaining momentum and further blacklistings are likely. Any of these developments may result in the contraction of the betting sector or the Group’s share in this market and therefore adversely affect the revenues, margins and payment net revenue yield of our E-commerce market vertical and overall Payment Services segment as well as decrease the attractiveness of the Group’s ecosystem to some of the consumers and consequently overall negatively affect consumer engagement with the Group’s services. Furthermore, if any of the merchants engaged in the betting industry are blacklisted, the Group’s subsidiaries, which process the payments for betting merchants may be found to be in violation of the relevant laws, whether due to misinterpretation of applicable requirements, failure to take timely action, or for any other reason, and could become so blacklisted as well, which could substantially hinder the Group’s operations.

Taxation

Russian and the CIS’s tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Recent events within Russia and the CIS which are discussed below suggest that the tax authorities are taking a more assertive position in their interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged in the future.

The Company may encounter difficulties in obtaining lower rates of Russian withholding income tax envisaged by the Russia-Cyprus double tax treaty for dividends distributed from Russia. Dividends paid by a Russian legal entity to a foreign legal entity are generally subject to Russian withholding income tax at a rate of 15%, although this tax rate may be reduced under an applicable double tax treaty. The Company intends to rely on the Russia-Cyprus double tax treaty. The tax treaty allows reduction of withholding income tax on dividends paid by a Russian company to a Cypriot company to 10% provided that the following conditions are met: (i) the Cypriot company is a tax resident of Cyprus within the meaning of the tax treaty; (ii) the Cypriot company is the beneficial owner of the dividends; (iii) the dividends are not attributable to a permanent establishment of the Cypriot company in Russia; and (iv) the treaty clearance procedures are duly performed. This rate may be further reduced to 5% if the direct investment of the Cypriot company in a Russian subsidiary paying the dividends is at least EUR 100,000. Although the Group will seek to claim treaty protection, there is a risk that the applicability of the reduced rate of 5% or 10% may be challenged by Russian tax authorities. As a result, there can be no assurance that the Company would be able to avail itself of the reduced withholding income tax rate in practice.

Specifically, Cypriot holding company may incur a 15% withholding income tax at source on dividend payments from Russian subsidiaries if the treaty clearance procedures are not duly performed at the date when the dividend payment is made. In this case the Company may seek to claim as a refund the difference between the 15% tax withheld and the reduced rate of 10% or 5% as appropriate. However, there can be no assurance that such taxes would be refunded in practice. Similar approach is applied to dividends received from Russian subsidiaries by the Company’s non-Russian subsidiaries.

Furthermore, a number of amendments had been made to the Russian tax legislation introducing, amongst others, the concept of beneficial ownership. Under this concept, double tax treaty benefits are only available to the recipient of income from Russian sources, if such recipient is the beneficial owner of the relevant income. Foreign entities that do not qualify as beneficial owners may not claim double tax treaty relief even if they are residents in a double tax treaty country. For these purposes, the beneficial owner is defined as a person holding directly, through its direct and/or indirect participation in other organizations or otherwise, the right to own, use or dispose of income, or the person on whose behalf another person is authorized to use and/or dispose of such income. In order to determine whether a foreign entity is a beneficial owner of income, it is necessary to take into account the functions performed by such foreign entity, as well as the risks borne by it. Entities are not recognized as beneficial owners of income if they have limited authorities to use or dispose income received from Russian sources, perform agency or other similar functions in favour of third parties, not taking any risks or transfer such income (either partially or in full) to third parties that are not eligible to double tax treaty benefits.

Introduction of the concept of beneficial ownership may result in the inability of the foreign companies within the Group to claim benefits under a double taxation treaty through structures which historically have benefited from double taxation treaty protection in Russia. This may be the case if the recipient of the income is not recognized as its beneficial owner, look-through approach cannot be applied or is challenged by the tax authorities. Recent court cases demonstrate that the Russian tax authorities actively challenge application of double tax treaty benefits retroactively (i.e. prior to concept of beneficial ownership was introduced in the Russian Tax Code) on the grounds that double tax treaties already include beneficial ownership requirement to allow application of reduced tax rates or exemptions. In these cases the Russian tax authorities obtained relevant information by means of information exchange with the foreign tax authorities. The imposition of additional tax liabilities as a result of the application of this rule to transactions carried out by the Group may have a material adverse effect on its business, financial condition and results of operations.

In addition, on November 27, 2017 the Federal Law No. 340-FZ introducing country-by-country reporting (“CbCR”) requirements was published. The mandatory filing of CbCR is, in general, in line with the Organization for Economic Co-operation and Development (“OECD”) recommendations within the Base Erosion and Profit Shifting (“BEPS”) initiative. The law has taken effect on the date of its official publication, and its provisions apply to financial years starting in 2017 (except for the provisions regarding the national documentation). These amendments would require multinational corporate enterprise groups with consolidated revenues of over certain threshold to submit annual CbCR, as well as certain other reporting forms detailing multinational corporate enterprises groups operations (locally and globally, respectively), as well as transfer pricing methodologies applied to intra-group transactions. Thus, if the Group reaches the reporting threshold in Russia (over RUB 50 billion), or alternatively in any other jurisdiction of presence (e.g. in Cyprus, where the Decree issued by the Cyprus Minister of Finance on December 30, 2016 introduced a mandatory CbCR for multinational enterprise groups generating consolidated annual turnover exceeding EUR 750 million) the Group may be liable to submit relevant CbCR. It is unclear at the moment how the above measures will be applied in practice by the Russian tax authorities and courts. Management does not consider the Company to be subject to CbCR requirements. However, taking into consideration the possibility of further developments in Russia as well as international legislation, the Group may become subject to the above requirements. It is important to note that the above changes and amendments to the Russian Tax Code introduced by the law do not replace already existing transfer pricing documentation requirements.

On November 24, 2016, the OECD published the multilateral instrument (“MLI”) which introduces new provisions to existing double tax treaties limiting the use of tax benefits provided thereof. For example, the reduced rate on dividends provided under a double tax treaty shall be denied if the conditions for holding equity interest or shares by the time of the dividend payout are met over less than a 365-day period. Thus, when determining tax consequences several sources of legislation will now need to be considered, namely the domestic tax law, double tax treaties and MLI provisions, which have been adopted by states-parties to the relevant double tax treaty. To date the MLI has not been ratified by Russia. The draft law on ratification of the MLI has been submitted to the Russian State Duma (the low chamber of the parliament). However, it is likely that the application of the double tax treaties, which Russia is a party to, i.a. the double tax treaty between Russia and Cyprus, will be significantly limited by the MLI.

Russian transfer pricing legislation may require pricing adjustments and impose additional tax liabilities with respect to all controlled transactions. The existing transfer pricing rules became effective from January 1, 2012. Under these rules the Russian tax authorities are allowed to make transfer-pricing adjustments and impose additional tax liabilities in respect of certain types of transactions (“controlled” transactions). The list of the “controlled” transactions includes transactions with related parties (with several exceptions such as guarantees between Russian non-banking organizations and interest-free loans between Russian related parties) and certain types of cross border transactions. Starting from 2019 transactions between Russian tax residents will be controlled only if the amount of income from the transactions between these parties within one year exceeds RUB 1 billion and one of the conditions stipulated in Article 105.14 of Russian Tax Code (e.g., the parties to the transaction apply different corporate income tax rates) is met. Certain other transactions, such as foreign trade transactions in commodities traded on global exchanges, transactions with parties from blacklisted countries, transactions between related parties under participation of the independent intermediary, as well as transactions between the Russian tax resident and foreign tax resident (related parties) remain under control in case the amount of income from transactions between these parties within one year exceeds RUB 60 million threshold;. The new rules apply to transactions, under which income (expenses) from such controlled transactions are recognised after January 1, 2019. As a side effect, the Russian tax authorities who are entitled to perform tax audits of Russian taxpayers with focus on compliance with existing transfer pricing legislation will no longer be involved in tax audit of transactions between Russian parties due to increased limits on transactions between Russian tax residents but they will be able to pay more attention to cross-border transactions.

It is therefore possible that the Group entities may become subject to transfer pricing tax audits by tax authorities in the foreseeable future. Due to the uncertainty and lack of established practice of application of the Russian transfer pricing legislation the Russian tax authorities may challenge the level of prices applied by the Group under the “controlled” transactions (including certain intercompany transactions) or challenge the methods used to prove prices applied by the Group, and as a result accrue additional tax liabilities. If additional taxes are assessed with respect to these matters, they could have a material adverse effect on our business, financial condition and results of operations.

Risk of cybersecurity breach

The Group stores and/or transmits sensitive data, such as credit or debit card numbers, mobile phone numbers and other identification data, and the Company has ultimate liability to its customers for the failure to protect this data. The Company has experienced breaches of its security by hackers in the past, and breaches could occur in the future. In such circumstances, the encryption of data and other protective measures have not prevented unauthorized access and may not be sufficient to prevent future unauthorized access. For example, in January 2014 the Group has discovered certain unauthorized activity in a number of wallet accounts. Although management does not believe that any confidential customer account data was compromised as a result of the activity, the Company incurred a loss of RUB 88 million. Rapida LTD (prior to its merger with and into QIWI Bank) also experienced several security breaches prior to acquisition of the company. Any future breach of the system, including through employee fraud, may subject the Company to material losses or liability, including fines and claims for unauthorized purchases with misappropriated credit or debit card information, identity theft, impersonation or other similar fraud claims. A misuse of such sensitive data or a cybersecurity breach could harm the Group’s reputation and deter clients from using electronic payments as well as kiosks and terminals generally and any of the Group’s services specifically, increase operating expenses in order to correct the breaches or failures, expose the Group to uninsured liability, increase risk of regulatory scrutiny, subject the Group to lawsuits, result in the imposition of material penalties and fines by state authorities and otherwise materially adversely affect the Group’s business, financial condition and results of operations.

Risk assessment

The Group’s management believes that its interpretation of the relevant legislation is appropriate and is in accordance with the current industry practice and that the Group’s currency, customs, tax and other regulatory positions will be sustained. However, the interpretations of the relevant authorities could differ and the maximum effect of additional losses, if the authorities were successful in enforcing their different interpretations, could be significant, and amount up to RUB 2.7 billion that was assessed by the Group as of December 31, 2018 (RUB 2.5 billion as of December 31, 2017).

Insurance policies

The Group holds no insurance policies in relation to its assets, operations, or in respect of public liability or other insurable risks. There are no significant physical assets to insure. Management has considered the possibility of insurance of business interruption in Russia, but the cost of it outweighs the benefits in management’s view.

Legal proceedings

In the ordinary course of business, the Group is subject to legal actions and complaints. Management believes that the ultimate liability, if any, arising from such actions or complaints will not have a material adverse effect on the financial condition or the results of future operations of the Group.

Know-your-client requirements in Russia

The Group’s business is currently subject to know-your-client requirements established by Federal Law of the Russian Federation No. 115‑FZ “On Combating the Legalization (Laundering) of Criminally Obtained Income and Funding of Terrorism”, dated August 7, 2001, as amended, or the Anti-Money Laundering Law. Based on the Anti-Money Laundering Law management distinguishes three types of consumers based on their level of identification, being anonymous, identified through a simplified procedure and fully identified. All these types of consumers face varying monetary and non-monetary restrictions in terms of the transactions they may perform and electronic money account balances they may hold, with fully identified consumers enjoying the most privileges. The key difference between the simplified and the full identification procedures is that the simplified identification can be performed remotely. The remote identification requires the verification of certain data provided by consumers against public databases. Albeit the Group performs all necessary steps to collect data and performs the relevant identification procedures either personally or through such or additional public databases, the Group can not guarantee that it will be able to collect all necessary data to perform the identification procedure in full or that the data the users provide it for the purposes of identification will not contain any mistakes or misstatements and will be correctly matched with the information available in the governmental databases. At the end of 2017, a new law was enacted enabling "full" identification performed remotely as well, to the extent the relevant individual has previously undergone identification by an eligible credit institution and has consented for his data to be included in a database; however, as of the date of this annual report such identification method has not been fully developed either. Thus, current situation could cause the Group to be in violation of the identification requirements. In case management is forced not to use the simplified identification procedure until the databases are fully running or in case the identification requirements are further tightened, it could negatively affect the number of consumers and, consequently, volumes and revenues . Additionally, Russian anti-money laundering legislation is in a constant state of development and is subject to varying interpretations. If the Group is found to be in non-compliance with any of its requirements, it could not only become subject to fines and other sanctions, but could also have to discontinue to process operations that are deemed to be in breach of the applicable rules and lose associated revenue streams.

Operating lease commitments

The Group has commercial lease agreements of office buildings. The leases have an average life of between one and seven years. Total lease expense for the twelve months ended December 31, 2018 is for rent of office places 597 (2017 – 357).

Future minimum lease rentals under non-cancellable operating lease commitments for office premises as of December 31, 2018 and December 31, 2017 are as follows:

	As of	As of
	December 31,	December 31,
	2017	2018
Within one year	397	449
After one year but not more than five years	693	625
More than five years	—	168

The Group is a party to a material contract of lease of office building, which gave origin to lease expenses in the amount of 154 in 2018 (154 in 2017) and creates commitments to charge further 307 of lease expenses, 154 of which shall be accrued within one year and 153 – after one year but no more than two years. The contract was concluded on July 1, 2014 and terminates on December 31, 2020. The lease payment consists of three parts: basis lease payment, reimbursement of operational expenses, and lease pay for parking places. All the three components gradually increase to the end of the contract term. For the purposes of these financial statements, the payments are recognized as expenses on a straight-line basis over the lease term.

Pledge of assets

As of December 31, 2018 the Group pledged debt instruments (government bonds) with carrying amount of 1,445  (December 31, 2017 – 1,319) as collateral for bank guarantee issued on Group’s behalf to its major partner and 484  (December 31, 2017 – 486) to CBR.

Guarantees issued

The Group issues financial and performance guaranties to non-related parties for the term up to five years at market rate. The amount of guaranties issued as of December 31, 2018 is 1,260 (as of December 31, 2017 – 74).

Credit related commitments

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Commitments to extend credit represent unused portions of credit limits of instalment card loans of both activated and not activated by the customers. Commitments to extend credit are contingent upon customers firstly activating their credit limits and further maintaining specific credit standards. Outstanding credit limits are possible to be used including credit limits not yet activated by the customers and related commitments are as follows:

	As of	As of
	December 31,	December 31,
	2017	2018
Unused limits on instalment card loans	8,603	30,062

An analysis of changes in the ECL allowances due to change in corresponding gross carrying amounts for the year ended December 31, 2018, was the following:

Total
ECL allowance under IFRS 9 as of January 1, 2018 (Note 2.3(e))	(111)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	27
Amounts written off	—
ECL allowance under IFRS 9 as of December 31, 2018	(84)

The total outstanding contractual amount of unused limits on contingencies and commitments liability does not necessarily represent future cash requirements, as these financial instruments may expire or terminate without being funded. In accordance with instalment card service conditions the Group has a right to refuse the issuance, activation, reissuing or unblocking of an instalment card, and is providing an instalment card limit at its own discretion and without explaining its reasons. The Group also has a right to increase or decrease a credit card limit at any time without prior notice.